Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2011
Investment in Interest-Earning Time Deposits [Abstract]
Investment in Interest-Earning Time Deposits
Note 3 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2011 and 2010, by contractual maturity, are shown below:

	2011	2010
	(In Thousands)
Due in one year or less	$3,058	$3,001
Due after one year through five years	5,024	3,000
	$8,082	$6,001